Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	$ 2,964	$ 4,811
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	$ 87	$ (702)